Accumulated Other Comprehensive Income_Details Of Accumulated Other Comprehensive Income(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		₩ 177,806
Beginning	[1]					₩ 188,192
Changes except for reclassification		275,038				(1,793)
Reclassification to profit or loss		(73,356)				7,068
Tax effect		(56,950)				5,716	₩ (78,384)
Replaced by retained earnings		25,483				(21,377)
Ending		348,021	[2]	$ 301,197		177,806
Remeasurements of net defined benefit liabilities
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(234,401)
Beginning	[1]					(96,385)
Changes except for reclassification		(76,999)				(190,393)
Reclassification to profit or loss		0				0
Tax effect		21,172				52,377
Replaced by retained earnings		0				0
Ending		(290,228)				(234,401)
Exchange differences on translating foreign operations
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(5,784)
Beginning	[1]					(54,700)
Changes except for reclassification		37,938				46,946
Reclassification to profit or loss		5,353				15,057
Tax effect		(5,714)				(13,087)
Replaced by retained earnings		0				0
Ending		31,793				(5,784)
Other comprehensive income related with financial assets at fair value through other comprehensive income
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		450,694
Beginning	[1]					362,681
Changes except for reclassification		106,984				134,198
Reclassification to profit or loss		(82,662)				8,521
Tax effect		(13,168)				(33,329)
Replaced by retained earnings		25,483				(21,377)
Ending		487,331				450,694
Other comprehensive income related with investments in associates and joint ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(4,377)
Beginning	[1]					(644)
Changes except for reclassification		10,842				(5,107)
Reclassification to profit or loss		0				0
Tax effect		(3,147)				1,374
Replaced by retained earnings		0				0
Ending		3,318				(4,377)
Cash flow hedges
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		5,849
Beginning	[1]					14,887
Changes except for reclassification		(65,323)				(24,672)
Reclassification to profit or loss		21,604				15,234
Tax effect		10,537				400
Replaced by retained earnings		0				0
Ending		(27,333)				5,849
Hedges of net investments in foreign operations
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(33,092)
Beginning	[1]					(5,958)
Changes except for reclassification		(13,410)				(25,096)
Reclassification to profit or loss		1,316				(12,330)
Tax effect		3,194				10,292
Replaced by retained earnings		0				0
Ending		(41,992)				(33,092)
Other comprehensive income related with separate account assets
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		15,017
Beginning	[1]					(13,692)
Changes except for reclassification		21,029				35,826
Reclassification to profit or loss		(16,364)				3,747
Tax effect		(1,301)				(10,864)
Replaced by retained earnings		0				0
Ending		18,381				15,017
Profit or loss related with credit risk change of Financial liabilities designated at fair value through profit or loss
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(8,954)
Beginning	[1]					(10,438)
Changes except for reclassification		(15,666)				2,047
Reclassification to profit or loss		0				0
Tax effect		4,294				(563)
Replaced by retained earnings		0				0
Ending		(20,326)				(8,954)
Net overlay adjustment
Disclosure Of Analysis Of Other Comprehensive Income By Item Line Items [Line Items]
Beginning		(7,146)
Beginning	[1]					(7,559)
Changes except for reclassification		269,643				24,458
Reclassification to profit or loss		(2,603)				(23,161)
Tax effect		(72,817)				(884)
Replaced by retained earnings		0				0
Ending		₩ 187,077				₩ (7,146)

[1]	Prepared in accordance with IFRS 9.
[2]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.